Large-Cap Value ProFund Expense Example - Large-Cap Value ProFund	Jul. 31, 2025 USD ($)
Investor
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 181
Expense Example, with Redemption, 3 Years	562
Expense Example, with Redemption, 5 Years	969
Expense Example, with Redemption, 10 Years	2,104
Service
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	281
Expense Example, with Redemption, 3 Years	864
Expense Example, with Redemption, 5 Years	1,473
Expense Example, with Redemption, 10 Years	$ 3,118